Basis of Presentation and General Information, General Information (Details)	Mar. 07, 2023 Vessel $ / shares shares	Mar. 02, 2023 $ / shares	Dec. 31, 2022 Vessel shares
Subsequent Event [Member]
Basis of Presentation [Abstract]
Number of vessels owned by each subsidiary | Vessel	1
Common shares outstanding (in shares)	9,461,009
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Toro Corp. [Member]
Basis of Presentation [Abstract]
Percentage ownership			100.00%
Number of vessels owned by each subsidiary | Vessel			1
Common shares, shares issued (in shares)			1,000
Common shares outstanding (in shares)			1,000
Number of vessels | Vessel			8
Toro Corp. [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Number of vessels owned by each subsidiary | Vessel	1
Common shares, shares issued (in shares)	9,461,009
Common shares outstanding (in shares)	9,461,009
Toro Corp. [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Preferred stock, issued (in shares)	140,000
Preferred stock, dividend rate	1.00%
Preferred stock, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Toro Corp. [Member] | Series B Preferred Shares [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Preferred stock, issued (in shares)	40,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001